UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 28.3%
BASIC MATERIALS — 1.6%
Chemicals — 0.9%
Dow Chemical Co.
	5.700% 05/15/18	2,485,000	2,545,701
	5.900% 02/15/15	5,955,000	6,456,971
	8.550% 05/15/19	1,650,000	1,973,268
Lubrizol Corp.
	6.500% 10/01/34	1,000,000	1,049,254
	8.875% 02/01/19	1,450,000	1,827,764
Chemicals Total			13,852,958
Iron/Steel — 0.6%
ArcelorMittal
	7.000% 10/15/39	925,000	948,578
	9.850% 06/01/19	2,335,000	2,966,052
Nucor Corp.
	5.000% 06/01/13	2,880,000	3,137,438
	5.850% 06/01/18	1,560,000	1,709,353
Iron/Steel Total			8,761,421
Metals & Mining — 0.1%
Vale Overseas Ltd.
	6.875% 11/21/36	2,395,000	2,465,329
Metals & Mining Total			2,465,329
BASIC MATERIALS TOTAL			25,079,708
COMMUNICATIONS — 3.8%
Media — 1.5%
Comcast Corp.
	5.850% 11/15/15	5,985,000	6,646,432
	6.950% 08/15/37	1,135,000	1,240,637
DirecTV Holdings LLC
	6.375% 06/15/15	1,470,000	1,523,288
News America, Inc.
	6.400% 12/15/35	1,920,000	2,004,227
	6.550% 03/15/33	575,000	603,217
Time Warner Cable, Inc.
	3.500% 02/01/15	4,985,000	4,994,521
	7.300% 07/01/38	2,630,000	2,953,616
Time Warner, Inc.
	6.500% 11/15/36	3,505,000	3,732,814
Media Total			23,698,752

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 2.3%
AT&T, Inc.
	5.625% 06/15/16	2,275,000	2,499,897
	6.550% 02/15/39	2,490,000	2,642,224
BellSouth Corp.
	5.200% 09/15/14	5,985,000	6,519,413
British Telecommunications PLC
	5.150% 01/15/13	4,565,000	4,796,655
	5.950% 01/15/18	7,590,000	7,882,010
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	4,560,000	5,029,338
	8.500% 11/15/18	1,505,000	1,898,982
Telefonica Emisiones SAU
	6.221% 07/03/17	1,325,000	1,475,423
	6.421% 06/20/16	2,400,000	2,705,806
Telecommunication Services Total			35,449,748
COMMUNICATIONS TOTAL			59,148,500
CONSUMER CYCLICAL — 0.8%
Airlines — 0.0%
Continental Airlines, Inc.
	7.461% 04/01/15	659,643	638,205
Airlines Total			638,205
Home Builders — 0.0%
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	354,050
Home Builders Total			354,050
Retail — 0.8%
Best Buy Co., Inc.
	6.750% 07/15/13	2,450,000	2,740,989
CVS Pass-Through Trust
	5.298% 01/11/27 (a)	728,073	692,082
	6.036% 12/10/28	2,768,325	2,782,388
	8.353% 07/10/31 (a)	3,575,482	4,084,452
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	455,000	464,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
McDonald’s Corp.
	5.700% 02/01/39	990,000	1,017,073
Retail Total			11,781,084
CONSUMER CYCLICAL TOTAL			12,773,339
CONSUMER NON-CYCLICAL — 3.9%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (a)	1,460,000	1,669,612
	7.750% 01/15/19 (a)	1,775,000	2,105,354
	8.000% 11/15/39 (a)	1,705,000	2,158,351
	8.200% 01/15/39 (a)	830,000	1,071,007
Beverages Total			7,004,324
Biotechnology — 0.9%
Genentech, Inc.
	4.750% 07/15/15	13,210,000	14,382,678
Biotechnology Total			14,382,678
Food — 1.4%
Campbell Soup Co.
	4.500% 02/15/19	2,400,000	2,470,003
ConAgra Foods, Inc.
	7.000% 10/01/28	3,060,000	3,324,574
General Mills, Inc.
	5.200% 03/17/15	4,040,000	4,397,972
Kroger Co.
	3.900% 10/01/15	11,970,000	12,206,779
Food Total			22,399,328
Healthcare Services — 0.4%
Roche Holdings, Inc.
	6.000% 03/01/19 (a)	4,230,000	4,671,862
WellPoint, Inc.
	7.000% 02/15/19	1,700,000	1,967,444
Healthcare Services Total			6,639,306
Household Products/Wares — 0.3%
Fortune Brands, Inc.
	5.125% 01/15/11	3,815,000	3,945,572
Household Products/Wares Total			3,945,572
Pharmaceuticals — 0.4%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,540,000	3,718,848

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Wyeth
	5.500% 02/15/16	2,105,000	2,324,737
Pharmaceuticals Total			6,043,585
CONSUMER NON-CYCLICAL TOTAL			60,414,793
ENERGY — 2.8%
Oil & Gas — 1.4%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,445,000	1,520,449
Devon Energy Corp.
	6.300% 01/15/19	1,230,000	1,378,125
Hess Corp.
	7.300% 08/15/31	1,980,000	2,275,672
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,328,575
	7.500% 02/15/19	410,000	475,354
Nexen, Inc.
	5.875% 03/10/35	515,000	487,046
	7.500% 07/30/39	1,825,000	2,068,977
Qatar Petroleum
	5.579% 05/30/11 (a)	931,853	962,603
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (a)	2,130,000	2,248,748
Talisman Energy, Inc.
	5.850% 02/01/37	855,000	820,550
	7.750% 06/01/19	4,595,000	5,437,305
Oil & Gas Total			21,003,404
Oil & Gas Services — 0.5%
Halliburton Co.
	5.900% 09/15/18	1,095,000	1,221,654
Smith International, Inc.
	9.750% 03/15/19	2,515,000	3,292,128
Weatherford International Ltd.
	5.150% 03/15/13	2,305,000	2,451,900
	7.000% 03/15/38	1,090,000	1,140,998
Oil & Gas Services Total			8,106,680
Pipelines — 0.9%
Enbridge Energy Partners LP
	7.500% 04/15/38	1,000,000	1,170,864
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,275,000	1,393,957

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	6.500% 09/01/39	365,000	380,248
	6.950% 01/15/38	1,945,000	2,140,255
ONEOK Partners LP
	6.850% 10/15/37	835,000	893,796
Plains All American Pipeline LP
	5.750% 01/15/20	490,000	506,482
	6.500% 05/01/18	1,420,000	1,566,371
	8.750% 05/01/19	2,445,000	3,042,702
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (b)(c)	3,725,000	3,535,528
Pipelines Total			14,630,203
ENERGY TOTAL			43,740,287
FINANCIALS — 10.6%
Banks — 5.9%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,630,000	2,809,355
Barclays Bank PLC
	5.000% 09/22/16	1,165,000	1,197,584
Capital One Capital IV
	6.745% 02/17/37 (b)	2,790,000	2,329,650
Capital One Capital V
	10.250% 08/15/39	3,230,000	3,697,733
Capital One Financial Corp.
	5.700% 09/15/11	3,135,000	3,305,619
	7.375% 05/23/14	825,000	944,347
Citigroup, Inc.
	6.010% 01/15/15	12,315,000	12,816,886
	6.375% 08/12/14	3,867,500	4,103,936
Comerica Bank
	0.321% 06/30/10 (02/26/10) (b)(c)	500,000	498,554
	5.200% 08/22/17	2,295,000	2,226,260
	5.750% 11/21/16	545,000	552,661
Deutsche Bank AG London
	4.875% 05/20/13	3,580,000	3,848,794
Discover Financial Services
	10.250% 07/15/19	1,255,000	1,498,518
Fifth Third Bank
	4.200% 02/23/10	2,565,000	2,569,371
JPMorgan Chase & Co.
	6.300% 04/23/19	7,090,000	7,839,690

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	405,000	402,670
JPMorgan Chase Capital XX
	6.550% 09/29/36	6,290,000	5,943,874
JPMorgan Chase Capital XXII
	6.450% 02/02/37	2,245,000	2,094,064
KeyBank NA
	5.800% 07/01/14	1,920,000	1,946,607
Keycorp
	6.500% 05/14/13	4,180,000	4,446,191
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,076,000	1,066,495
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (d)	3,765,000	3,761,709
	6.050% 08/15/12 (d)	385,000	415,966
	6.150% 04/25/13 (d)	1,400,000	1,514,661
	7.750% 05/14/38 (d)	2,075,000	2,282,844
National City Bank of Cleveland
	6.200% 12/15/11	715,000	770,039
National City Bank of Kentucky
	6.300% 02/15/11	1,275,000	1,316,569
National City Corp.
	4.900% 01/15/15	655,000	686,990
	6.875% 05/15/19	2,135,000	2,377,126
Northern Trust Corp.
	5.500% 08/15/13	450,000	498,177
Scotland International Finance No. 2
	4.250% 05/23/13 (a)	1,700,000	1,701,521
USB Capital IX
	6.189% 04/15/42 (04/15/11) (b)(c)	5,550,000	4,606,500
Westpac Banking Corp.
	4.200% 02/27/15	4,455,000	4,609,433
Banks Total			90,680,394
Commercial Banks — 0.5%
Lloyds TSB Bank PLC
	4.375% 01/12/15 (a)	6,975,000	6,934,141
Commercial Banks Total			6,934,141
Diversified Financial Services — 0.9%
Ameriprise Financial, Inc.
	7.300% 06/28/19	2,485,000	2,855,812

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Eaton Vance Corp.
	6.500% 10/02/17	1,530,000	1,610,354
General Electric Capital Corp.
	5.500% 01/08/20	2,280,000	2,257,984
International Lease Finance Corp.
	4.875% 09/01/10	4,572,000	4,456,790
	5.650% 06/01/14	525,000	416,646
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)(f)	6,620,000	1,456,400
	6.875% 05/02/18 (e)(f)	505,000	111,100
Diversified Financial Services Total			13,165,086
Insurance — 2.4%
CNA Financial Corp.
	5.850% 12/15/14	1,096,000	1,114,719
	7.350% 11/15/19	2,164,000	2,267,296
ING Groep NV
	5.775% 12/29/49 (12/08/15) (b)(c)	3,745,000	2,946,753
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (a)	6,465,000	6,172,388
Lincoln National Corp.
	8.750% 07/01/19	3,715,000	4,514,728
MetLife Capital Trust X
	9.250% 04/08/38 (04/08/38) (a)(b)(c)	915,000	1,024,800
MetLife, Inc.
	10.750% 08/01/39	3,285,000	4,106,250
Principal Life Income Funding Trusts
	5.300% 04/24/13	4,930,000	5,256,953
Prudential Financial, Inc.
	7.375% 06/15/19	3,145,000	3,621,033
Transatlantic Holdings, Inc.
	8.000% 11/30/39	2,840,000	2,888,970
Unum Group
	7.125% 09/30/16	3,420,000	3,666,209
Insurance Total			37,580,099
Real Estate Investment Trusts (REITs) — 0.9%
Brandywine Operating Partnership LP
	7.500% 05/15/15	4,055,000	4,286,618
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,820,591
Duke Realty LP
	7.375% 02/15/15	1,480,000	1,611,106

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	8.250% 08/15/19	1,540,000	1,711,819
Highwoods Properties, Inc.
	5.850% 03/15/17	995,000	963,301
Simon Property Group LP
	6.750% 02/01/40	4,125,000	4,227,069
Real Estate Investment Trusts (REITs) Total			14,620,504
FINANCIALS TOTAL			162,980,224
INDUSTRIALS — 2.3%
Aerospace & Defense — 0.4%
Embraer Overseas Ltd.
	6.375% 01/15/20	3,070,000	3,054,650
Raytheon Co.
	7.200% 08/15/27	2,595,000	3,106,604
Aerospace & Defense Total			6,161,254
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
	8.250% 12/15/38	2,040,000	2,750,444
Machinery-Construction & Mining Total			2,750,444
Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	2,975,000	3,638,925
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	2,900,000	3,367,712
Miscellaneous Manufacturing Total			7,006,637
Transportation — 1.3%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (b)(c)	3,560,000	3,453,200
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,260,000	1,577,344
CSX Corp.
	6.250% 04/01/15	5,985,000	6,708,951
Union Pacific Corp.
	5.700% 08/15/18	1,735,000	1,848,986
	6.650% 01/15/11	5,550,000	5,840,121
Transportation Total			19,428,602
INDUSTRIALS TOTAL			35,346,937

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — 0.4%
Networking Products — 0.2%
Cisco Systems, Inc.
	5.900% 02/15/39	2,860,000	2,903,898
Networking Products Total			2,903,898
Software — 0.2%
Oracle Corp.
	6.500% 04/15/38	2,500,000	2,774,910
Software Total			2,774,910
TECHNOLOGY TOTAL			5,678,808
UTILITIES — 2.1%
Electric — 1.5%
American Electric Power Co., Inc.
	5.250% 06/01/15	820,000	880,578
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,786,673
Commonwealth Edison Co.
	5.900% 03/15/36	790,000	810,403
	5.950% 08/15/16	2,825,000	3,103,345
	6.150% 09/15/17	1,200,000	1,337,962
	6.950% 07/15/18	1,575,000	1,732,213
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	610,000	702,254
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,677,658
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	1,101,642
FPL Energy National Wind LLC
	5.608% 03/10/24 (a)	744,140	734,310
Hydro Quebec
	8.500% 12/01/29	1,195,000	1,605,270
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	1,655,000	1,827,605
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (a)	1,395,000	1,416,450
Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,726,725
Electric Total			23,443,088
Gas — 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	1,760,000	1,920,750
	8.500% 03/15/19	2,120,000	2,629,790
Nakilat, Inc.
	6.067% 12/31/33 (a)	2,280,000	2,069,738

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Sempra Energy
	6.500% 06/01/16	1,315,000	1,469,214
Gas Total			8,089,492
UTILITIES TOTAL			31,532,580

	Total Corporate Fixed-Income Bonds & Notes (cost of $417,640,589)		436,695,176
Government & Agency Obligations — 22.0%
FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
European Investment Bank
	3.000% 04/08/14	3,295,000	3,385,306
	5.125% 05/30/17	5,935,000	6,587,933
Export-Import Bank of Korea
	5.500% 10/17/12	700,000	749,074
International Bank for Reconstruction & Development
	5.000% 04/01/16	10,570,000	11,593,768
Pemex Project Funding Master Trust
	5.750% 03/01/18	5,765,000	5,798,333
Province of Quebec
	4.625% 05/14/18	6,395,000	6,674,481
Republic of Italy
	5.375% 06/12/17	1,910,000	2,065,256
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			36,854,151
U.S. GOVERNMENT AGENCIES — 1.7%
Resolution Funding Corp., STRIPS
	(g) 10/15/19	11,225,000	7,383,232
	(g) 10/15/20	10,840,000	6,697,353
	(g) 01/15/21	19,755,000	12,037,907
U.S. GOVERNMENT AGENCIES TOTAL			26,118,492
U.S. GOVERNMENT OBLIGATIONS — 17.9%
U.S. Treasury Bonds
	4.250% 05/15/39	5,240,000	5,020,575
	4.500% 02/15/36	30,000,000	30,229,680
	4.500% 05/15/38 (h)	6,975,000	6,992,437
	4.500% 08/15/39	2,275,000	2,272,156
	6.125% 11/15/27	19,500,000	23,820,459
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18	21,188,952	22,044,795
	3.000% 07/15/12	3,098,086	3,354,889

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
U.S. Treasury Notes
	0.875% 01/31/12	139,640,000	139,760,090
	1.375% 01/15/13	12,760,000	12,762,042
	2.250% 01/31/15	20,170,000	20,075,403
	3.125% 05/15/19	55,000	53,105
	3.375% 11/15/19	2,000	1,962
	3.625% 08/15/19	10,479,000	10,506,015
U.S. GOVERNMENT OBLIGATIONS TOTAL			276,893,608

	Total Government & Agency Obligations (cost of $335,646,608)		339,866,251
Mortgage-Backed Securities — 20.8%
Federal Home Loan Mortgage Corp.
	4.500% 09/01/24	9,799,421	10,204,492
	4.500% 11/01/24	41,802,415	43,530,369
	5.606% 08/01/37 (02/01/10) (b)(c)	8,257,225	8,736,690
	5.685% 06/01/37 (02/01/10) (b)(c)	7,608,297	8,063,157
	5.719% 06/01/36 (02/01/10) (b)(c)	9,224,516	9,738,922
	6.000% 02/01/39	4,317,258	4,629,900
	7.000% 12/01/10	6,045	6,215
	7.000% 12/01/14	27,609	29,820
	7.000% 11/01/25	3,957	4,433
	7.000% 03/01/27	2,882	3,203
	7.000% 10/01/31	28,532	31,554
	7.500% 09/01/25	1,663	1,876
	7.500% 10/01/29	80,508	90,960
	8.000% 06/01/26	2,083	2,399
	9.500% 04/01/11	77	79
	9.500% 09/01/16	771	865
	10.000% 05/01/11	1,045	1,079
Federal National Mortgage Association
	3.199% 08/01/36 (02/01/10) (b)(c)	101,339	104,098
	4.000% 03/01/39	9,017,446	8,847,279
	4.000% 10/01/39	14,621,239	14,343,861
	4.000% 11/01/39	2,979,366	2,922,845
	4.000% 12/01/39	4,130,095	4,051,744
	4.500% 07/01/24	7,186,624	7,488,184
	4.500% 11/01/24	10,382,843	10,818,520
	4.500% 02/01/39	23,032,087	23,292,439
	4.600% 09/01/19	5,585,000	5,760,901
	4.680% 06/01/19	4,382,703	4,553,136

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	4.680% 09/01/19	8,260,000	8,525,810
	4.760% 09/01/19	4,348,587	4,533,268
	4.770% 06/01/19	4,516,246	4,730,979
	4.851% 04/01/38 (02/01/10) (b)(c)	6,501,305	6,812,205
	4.900% 04/01/38 (02/01/10) (b)(c)	7,961,888	8,342,397
	5.240% 09/01/12	2,299,682	2,462,519
	5.594% 10/01/37 (02/01/10) (b)(c)	6,152,930	6,509,534
	5.786% 09/01/37 (02/01/10) (b)(c)	6,103,752	6,493,161
	6.000% 05/01/37	16,294,737	17,455,297
	6.000% 08/01/38	40,520,770	43,387,787
	6.000% 12/01/38	13,953,821	14,941,114
	7.000% 06/01/32	12,438	13,773
	7.500% 10/01/15	18,027	19,762
	7.500% 01/01/30	11,956	13,546
	7.500% 03/01/30	18,857	21,369
	7.785% 02/01/19	1,656,974	1,874,380
	8.000% 12/01/29	223,788	257,823
	8.000% 02/01/30	18,010	20,737
	8.000% 03/01/30	33,043	38,024
	8.000% 04/01/30	32,080	36,917
	8.000% 05/01/30	5,029	5,787
	8.500% 08/01/17	1,010	1,109
	10.000% 10/01/20	60,351	66,711
	10.000% 12/01/20	138,024	155,021
Government National Mortgage Association
	3.625% 07/20/21 (02/01/10) (b)(c)	41,632	42,869
	3.625% 07/20/22 (02/01/10) (b)(c)	48,178	49,386
	4.375% 04/20/22 (02/01/10) (b)(c)	205,164	211,353
	4.500% 07/15/39	24,990,495	25,378,739
	7.000% 05/15/12	12,833	13,649
	7.000% 09/15/13	24,070	25,744
	7.000% 11/15/22	49,131	54,507
	7.000% 10/15/23	22,774	25,262
	7.000% 06/15/26	146,549	162,933
	7.000% 10/15/27	16,476	18,333
	7.000% 05/15/28	27,865	31,051
	7.000% 06/15/28	6,387	7,117
	7.000% 12/15/28	36,977	41,203
	7.000% 08/15/29	20,104	22,411
	7.000% 02/15/30	4,431	4,941

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 05/15/32	112,883	125,260
	7.500% 04/15/26	101,439	114,352
	7.500% 02/15/27	13,395	15,111
	7.500% 09/15/29	400,825	452,730
	7.500% 03/15/30	79,645	90,002
	8.000% 06/15/25	3,458	3,965
	8.000% 10/15/25	17,232	19,762
	8.000% 01/15/26	5,718	6,564
	8.000% 02/15/26	2,117	2,430
	8.000% 06/15/26	9,165	10,512
	8.000% 03/15/27	12,295	14,109
	9.000% 11/15/17	33,956	37,767
	9.500% 08/15/20	1,768	2,037
	9.500% 12/15/20	1,171	1,349
	10.000% 05/15/16	2,562	2,812
	10.000% 07/15/17	13,806	15,402
	10.000% 08/15/17	3,617	4,036
	11.500% 06/15/13	13,772	15,328

	Total Mortgage-Backed Securities (cost of $318,172,349)		321,001,076
Commercial Mortgage-Backed Securities — 17.3%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	14,889,000	15,435,550
	4.830% 08/15/38	2,275,000	2,346,136
	4.933% 02/13/42 (02/01/10) (b)(c)	2,707,000	2,771,192
	5.145% 01/12/45	5,837,548	5,963,072
	5.201% 12/11/38	2,425,000	2,343,572
	5.540% 09/11/41	2,110,000	2,105,155
	5.588% 09/11/42	9,635,000	10,020,697
	5.719% 06/11/40 (02/01/10) (b)(c)	8,079,000	7,595,213
	5.742% 09/11/42 (02/01/10) (b)(c)	4,970,000	4,999,371
	6.480% 02/15/35	14,044,019	14,540,535
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16 (02/01/10) (a)(b)(c)	12,585,000	13,111,994
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,732,751
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.224% 07/15/44 (02/01/10) (b)(c)	8,510,000	8,785,736
Credit Suisse Mortgage Capital Certificates
	5.723% 06/15/39 (02/01/10) (b)(c)	6,860,000	5,675,321

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
CW Capital Cobalt Ltd.
	5.820% 05/15/46 (02/01/10) (b)(c)	3,495,000	3,018,610
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39 (02/01/10) (b)(c)	4,555,000	4,611,236
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (02/01/10) (b)(c)	11,481,000	11,952,325
	5.883% 07/10/38 (02/01/10) (b)(c)	3,075,000	2,995,473
GS Mortgage Securities Corp. II
	5.805% 08/10/45 (02/01/10) (b)(c)	13,070,000	11,364,357
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.878% 01/15/42	2,000,000	1,990,775
	5.255% 07/12/37 (b)	3,875,000	4,018,600
	6.068% 02/12/51	2,823,000	2,285,916
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	15,070,000	15,746,165
	5.124% 11/15/32 (02/11/10) (b)(c)	6,865,000	7,179,356
	5.430% 02/15/40	5,495,000	4,936,473
	5.611% 04/15/41	2,910,052	3,025,601
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.570% 12/15/30 (02/01/10) (b)(c)	3,380,427	67,977
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (02/01/10) (b)(c)	7,500,000	7,472,477
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	8,169,279
	4.989% 08/13/42	3,940,000	3,989,995
	5.150% 06/13/41	11,945,000	12,389,930
	5.328% 11/12/41	6,000,000	5,792,984
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	10,270,000	10,546,450
	5.080% 09/15/37	3,695,000	3,854,031
	5.980% 01/15/39	4,010,000	4,221,735
	6.390% 07/15/33	6,404,650	6,694,672
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	7,353,540	7,343,245
	5.037% 03/15/42	5,560,000	5,745,772
	5.609% 03/15/45 (02/01/10) (b)(c)	5,052,000	4,299,586
	5.726% 06/15/45	1,773,875	1,797,231
	5.765% 07/15/45 (02/01/10) (b)(c)	10,365,000	10,025,311

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.997% 06/15/45	2,610,000	2,677,980

	Total Commercial Mortgage-Backed Securities (cost of $255,174,253)		267,639,837
Asset-Backed Securities — 6.8%
American Express Credit Account Master Trust
	0.272 02/15/13 (02/16/10) (b)(c)	7,460,000	7,454,475
	0.512% 01/15/13 (02/16/10) (a)(b)(c)	2,855,000	2,842,880
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,576,971
BMW Vehicle Lease Trust
	2.040% 04/15/11	4,748,902	4,774,261
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	2,138	2,015
Capital Auto Receivables Asset Trust
	5.730% 03/15/11	4,000,000	4,009,168
Capital One Multi-Asset Execution Trust
	1.333% 04/15/13 (02/16/10) (b)(c)	4,570,000	4,585,203
Capital One Prime Auto Receivables Trust
	4.890% 01/15/12	2,258,101	2,286,104
Citibank Credit Card Issuance Trust
	0.257% 05/21/12 (02/22/10) (b)(c)	2,405,000	2,403,418
	2.250% 12/23/14	7,140,000	7,177,793
CitiFinancial Mortgage Securities, Inc.
	2.645% 04/25/34 (02/01/10) (b)(c)	40,495	40,295
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (02/01/10) (b)(c)	2,800,000	205,035
	5.666% 08/25/35 (02/01/10) (b)(c)	1,885,000	113,007
Daimler Chrysler Auto Trust
	4.940% 02/08/12	7,891,000	8,004,693
Discover Card Master Trust
	0.594% 06/15/15 (03/15/10) (b)(c)	1,620,000	1,607,145
	0.880% 09/15/15 (i)	7,775,000	7,775,000
	1.532% 12/15/14 (02/16/10) (b)(c)	3,375,000	3,411,111
	1.533% 02/17/15 (02/16/10) (b)(c)	2,820,000	2,876,677
Discover Card Master Trust I
	0.332% 08/15/12 (02/16/10) (b)(c)	6,460,000	6,451,142
Equity One ABS, Inc.
	0.571% 07/25/34 (02/25/10) (b)(c)	416,020	259,910
First Plus Home Loan Trust
	7.720% 05/10/24 (02/01/10) (b)(c)	13,957	13,419

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Ford Credit Auto Owner Trust
	5.150% 11/15/11	4,208,084	4,288,166
	5.160% 04/15/13	9,405,000	10,042,999
	5.680% 06/15/12	2,300,000	2,403,994
Franklin Auto Trust
	5.360% 05/20/16	4,980,000	5,171,796
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	3,966,000	4,014,429
GE Equipment Small Ticket LLC
	5.120% 06/22/15 (a)	597,169	598,116
Green Tree Financial Corp.
	8.250% 07/15/27 (b)	332,926	341,269
GSAA Trust
	4.316% 11/25/34 (02/01/10) (b)(c)	655,830	627,908
Long Beach Auto Receivables Trust
	4.522% 06/15/12	950,502	951,801
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	45,301	44,860
Origen Manufactured Housing
	4.490% 05/15/18	105,948	105,240
Residential Funding Mortgage Securities II, Inc.
	4.700% 08/25/34	72,173	70,895
USAA Auto Owner Trust
	4.900% 02/15/12 (02/15/11) (b)(c)	2,640,352	2,672,385
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	5,000,000	5,188,113

	Total Asset-Backed Securities (cost of $108,147,656)		105,391,693
Collateralized Mortgage Obligations — 0.4%
AGENCY — 0.4%
Federal National Mortgage Association
	4.717% 08/25/12	3,590,683	3,779,644
	5.500% 09/25/35	1,913,177	1,971,050
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29 (02/01/10) (b)(c)	6,790,802	58,358
	0.440% 03/15/28 (02/01/10) (b)(c)	5,204,965	64,435
AGENCY TOTAL			5,873,487

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 0.0%
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,667,626	319,583
NON-AGENCY TOTAL			319,583

	Total Collateralized Mortgage Obligations (cost of $10,071,926)		6,193,070
Municipal Bonds — 0.3%
CALIFORNIA — 0.3%
CA State
	Series 2009,
	7.550% 04/01/39	2,850,000	2,816,455
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,430,000	2,280,191
CALIFORNIA TOTAL			5,096,646

	Total Municipal Bonds (cost of $5,201,099)		5,096,646
Short-Term Obligation — 14.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 01/29/10, due 02/01/10 at 0.040%, collateralized by U.S. Government Agency obligations with various maturities to 02/18/11, market value $229,170,125 (repurchase proceeds $224,673,749)	224,673,000	224,673,000

	Total Short-Term Obligation (cost of $224,673,000)		224,673,000

	Total Investments — 110.4% (cost of $1,674,727,480)(j)(k)		1,706,556,749

	Other Assets & Liabilities, Net — (10.4)%		(160,946,657)

	Net Assets — 100.0%		1,545,610,092

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers.  Quotations obtained from independent pricing services use information provided by market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$25,079,708	$—	$25,079,708
Communications	—	59,148,500	—	59,148,500
Consumer Cyclical	—	12,135,134	638,205	12,773,339
Consumer Non-Cyclical	—	60,414,793	—	60,414,793
Energy	—	43,740,287	—	43,740,287
Financials	—	162,980,224	—	162,980,224
Industrials	—	35,346,937	—	35,346,937
Technology	—	5,678,808	—	5,678,808
Utilities	—	31,532,580	—	31,532,580
Total Corporate Fixed-Income Bonds & Notes	—	436,056,971	638,205	436,695,176
Government & Agency Obligations
Foreign Government Obligations	—	36,854,151	—	36,854,151
U.S. Government Agencies	—	26,118,492	—	26,118,492
U.S. Government Obligations	276,893,608	—	—	276,893,608
Total Government & Agency Obligations	276,893,608	62,972,643	—	339,866,251
Total Mortgage-Backed Securities	—	321,001,076	—	321,001,076
Total Commercial Mortgage-Backed Securities	—	267,639,837	—	267,639,837
Total Asset-Backed Securities	—	105,391,693	—	105,391,693
Total Collateralized Mortgage Obligations	—	6,193,070	—	6,193,070
Total Municipal Bonds	—	5,096,646	—	5,096,646
Total Short-Term Obligation	—	224,673,000	—	224,673,000
Total Investments	276,893,608	1,429,024,936	638,205	1,706,556,749
Unrealized Depreciation on Futures Contracts	(483,911)	—	—	(483,911)
Value of Credit Default Swap Contracts	—	(747,266)	—	(747,266)
Total	$276,409,697	$1,428,277,670	$638,205	$1,705,325,572

The following table reconciles asset balances for the nine-month period ending January 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of April 30, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of January 30, 2010
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$485,617	$—	$373	$157,800	$(5,585)	$—	$638,205

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $157,800.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities, which are not illiquid, except for the following, amounted to $56,270,409, which represents 3.6% of net assets.

	Security	Acquisition Date	Par/Unit	Cost	Value
	Qatar Petroleum

	5.579% 05/30/11	05/19/06	$931,853	$931,853	$962,603

(b)	Parenthetical date represents the next interest rate reset date for the security.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.

(d)	Investments in affiliates during the nine months ended January 31, 2010:

	Security name: Merrill Lynch & Co., Inc., 5.700% 05/02/17

	Par as of 04/30/09:		$3,850,000
	Par purchased:		$—
	Par sold:		$(85,000)
	Par as of 01/31/10:		$3,765,000
	Net realized loss:		$(1,594)
	Interest income earned:		$163,820
	Value at end of period:		$3,761,709

Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12

Par as of 04/30/09:	$645,000
Par purchased:	$—
Par sold:	$(260,000)
Par as of 01/31/10:	$385,000
Net realized gain:	$19,744
Interest income earned:	$25,728
Value at end of period:	$415,966

Security name: Merrill Lynch & Co., Inc., 6.150% 04/25/13

Par as of 04/30/09:	$2,200,000
Par purchased:	$—
Par sold:	$(800,000)
Par as of 01/31/10:	$1,400,000
Net realized gain:	$55,664
Interest income earned:	$90,628
Value at end of period:	$1,514,661

Security name: Merrill Lynch & Co., Inc., 7.750% 05/14/38

Par as of 04/30/09:	$2,075,000
Par purchased:	$—
Par sold:	$—
Par as of 01/31/10:	$2,075,000
Net realized gain(loss):	$—
Interest income earned:	$120,609
Value at end of period:	$2,282,844

As of January 1, 2009, Merrill Lynch & Co., Inc., is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At January 31, 2010, the value of these securities amounted to $1,567,500, which represents 0.1% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2010, the value of these securities amounted to $1,567,500, which represents 0.1% of net assets.

(g)	Zero coupon bond.

(h)	A portion of this security with a market value of $3,007,500 is pledged as collateral for open futures contracts.

(i)	Security purchased on a delayed delivery basis.

(j)	Cost for federal income tax purposes is $1,672,554,991.

(k)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$52,440,733	$(18,438,975)	$34,001,758

At January 31, 2010, the Fund  has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	$4,300,000	$182,761	$52,996
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	1,620,000	(66,413)	(220,195)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	3,405,000	(138,492)	(285,912)
Barclays Capital	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	3,000,000	(244,174)	(135,368)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	4,395,000	34,526	60,956
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	4,300,000	14,947	76,964
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	4,395,000	173,525	66,301
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	5,070,000	424,408	(146,065)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	4,400,000	(337,926)	(216,943)
							$(747,266)

At January 31, 2010, cash of $1,230,000 was pledged as collateral for open credit default swap contracts.

At January 31, 2010, the Fund  held the following open short futures contracts:

Risk Exposure/Type	Number of		Aggregate	Expiration	Unrealized
Interest Rate Risk	Contracts	Value	Face Value	Date	Depreciation
30-Year U.S. Treasury Bonds	75	$8,910,938	$8,847,579	Mar - 2010	$(63,359)
10-Year U.S. Treasury Notes	610	72,075,312	71,654,760	Mar - 2010	(420,552)
					$(483,911)

Acronym	Name
I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 24, 2010